REPURCHASE OF SHARES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Jun. 20, 2014 USD ($)	Sep. 30, 2008 USD ($)
REPURCHASE OF SHARES
Size of the share repurchase program | $			$ 75,000	$ 25,000
Repurchase consideration | ¥	¥ 157,272	¥ 153,684
ADSs
REPURCHASE OF SHARES
Number of shares repurchased and retired | shares	898,950	799,293
Repurchase consideration | ¥	¥ 157,272	¥ 153,684
ADSs | Zero-Strike Call Options
REPURCHASE OF SHARES
Number of shares repurchased and retired | shares	0	76,000